Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Total	$ 3,958,335
Less: Accumulated depreciation
Property, plant and equipment, net	3,958,335
Performance equipment [Member]
Total	3,910,069
Office equipment [Member]
Total	$ 48,266